Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

November 30, 2020

IBF-QTLY-0121
1.813081.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.9%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
1.65% 2/1/28	$6,534	$6,626
3% 6/30/22	2,110	2,189
Verizon Communications, Inc.:
2.946% 3/15/22	2,884	2,980
5.15% 9/15/23	3,547	4,006
		15,801
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,347
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,342
4.908% 7/23/25	4,820	5,579
Comcast Corp.:
3.1% 4/1/25	281	309
3.95% 10/15/25	3,064	3,512
Discovery Communications LLC 3.625% 5/15/30	1,652	1,883
		17,625
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	4,200	4,645

TOTAL COMMUNICATION SERVICES		40,418

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.5%
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,880	5,901
2.85% 1/6/22 (a)	3,657	3,751
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,500	5,749
4.15% 6/19/23	6,023	6,481
4.35% 4/9/25	6,000	6,690
5.2% 3/20/23	2,874	3,152
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	7,290	7,296
2.9% 5/13/22 (a)	2,713	2,802
3.125% 5/12/23 (a)	2,363	2,496
		44,318
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.3% 7/1/25	281	312
Household Durables - 0.2%
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,967
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,358	2,441
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	7,200	8,124
Specialty Retail - 0.9%
AutoZone, Inc.:
3.625% 4/15/25	541	603
3.7% 4/15/22	3,290	3,410
O'Reilly Automotive, Inc. 4.2% 4/1/30	560	672
Ross Stores, Inc. 0.875% 4/15/26	5,593	5,540
The Home Depot, Inc. 2.5% 4/15/27	357	390
TJX Companies, Inc.:
3.5% 4/15/25	1,726	1,919
3.75% 4/15/27	6,930	8,024
3.875% 4/15/30	5,081	6,083
		26,641

TOTAL CONSUMER DISCRETIONARY		86,803

CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	6,900	7,971
4.15% 1/23/25	2,876	3,266
Molson Coors Beverage Co.:
3% 7/15/26	5,500	5,996
3.5% 5/1/22	4,144	4,313
		21,546
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	2,725	2,955
Food Products - 0.3%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,110
General Mills, Inc. 3.7% 10/17/23	5,017	5,465
		9,575
Tobacco - 1.4%
Altria Group, Inc.:
2.35% 5/6/25	1,004	1,064
3.8% 2/14/24	2,534	2,767
4.8% 2/14/29	6,750	8,080
BAT Capital Corp.:
3.222% 8/15/24	3,000	3,246
4.7% 4/2/27	2,824	3,306
BAT International Finance PLC 1.668% 3/25/26	7,400	7,532
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,300	8,855
3.75% 7/21/22 (a)	4,789	4,983
		39,833

TOTAL CONSUMER STAPLES		73,909

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,215
3.9% 2/1/25	3,400	3,710
Cenovus Energy, Inc. 3.8% 9/15/23	10,231	10,552
DCP Midstream Operating LP 3.875% 3/15/23	3,530	3,618
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,394
Energy Transfer Partners LP:
2.9% 5/15/25	6,000	6,225
3.6% 2/1/23	3,281	3,407
4.2% 9/15/23	1,661	1,768
4.5% 4/15/24	650	701
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,545
Equinor ASA 1.75% 1/22/26	1,103	1,153
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,022	3,227
Marathon Petroleum Corp. 4.5% 5/1/23	5,600	6,051
MPLX LP:
1.75% 3/1/26	7,400	7,498
3.375% 3/15/23	5,069	5,353
4% 2/15/25	500	550
4.5% 7/15/23	990	1,073
Newfield Exploration Co. 5.625% 7/1/24	1,986	2,109
Occidental Petroleum Corp.:
2.9% 8/15/24	2,142	1,997
3.5% 8/15/29	907	794
Petrobras Global Finance BV 5.299% 1/27/25	7,000	7,962
Petroleos Mexicanos:
6.49% 1/23/27	8,770	8,770
6.875% 10/16/25 (a)	7,250	7,576
Phillips 66 Co. 0.9% 2/15/24	7,300	7,308
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,296
3.85% 10/15/23	2,649	2,793
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,012
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,059
4.55% 6/24/24	4,547	5,108
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (b)(c)	2,073	2,005
4.1% 2/1/25	3,339	3,332
5.375% 6/1/21	7,300	7,355
Williams Partners LP 4.3% 3/4/24	4,990	5,476
		142,992
FINANCIALS - 21.2%
Banks - 10.7%
Bank of America Corp.:
1.319% 6/19/26 (b)	5,700	5,768
2.592% 4/29/31 (b)	7,000	7,454
3.004% 12/20/23 (b)	6,528	6,858
3.864% 7/23/24 (b)	5,000	5,425
3.974% 2/7/30 (b)	6,800	7,972
4.2% 8/26/24	8,640	9,667
4.25% 10/22/26	3,412	3,982
4.45% 3/3/26	3,485	4,067
Bank of Montreal 1.85% 5/1/25	7,000	7,338
Bank of Nova Scotia 4.5% 12/16/25	6,400	7,364
Barclays PLC:
2.852% 5/7/26 (b)	3,852	4,089
3.25% 1/12/21	3,509	3,520
3.932% 5/7/25 (b)	4,030	4,386
BNP Paribas SA 2.219% 6/9/26 (a)(b)	3,479	3,625
Capital One Bank NA 2.28% 1/28/26 (b)	5,690	5,935
Capital One NA 2.15% 9/6/22	1,811	1,864
CIT Group, Inc.:
3.929% 6/19/24 (b)	755	797
4.75% 2/16/24	5,000	5,438
Citigroup, Inc.:
2.7% 10/27/22	11,000	11,458
2.75% 4/25/22	4,500	4,640
2.9% 12/8/21	4,703	4,814
3.106% 4/8/26 (b)	6,600	7,174
4.6% 3/9/26	4,328	5,064
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,342
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,237
HSBC Holdings PLC:
1.645% 4/18/26 (b)	5,503	5,581
3.262% 3/13/23 (b)	4,790	4,957
Huntington Bancshares, Inc.:
2.3% 1/14/22	2,192	2,238
3.15% 3/14/21	2,927	2,944
7% 12/15/20	1,204	1,207
ING Groep NV 3.15% 3/29/22	4,500	4,660
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	4,600	4,807
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,997
JPMorgan Chase & Co.:
1.045% 11/19/26 (b)	5,840	5,871
2.083% 4/22/26 (b)	7,100	7,438
2.956% 5/13/31 (b)	2,045	2,225
3.514% 6/18/22 (b)	9,500	9,660
3.797% 7/23/24 (b)	4,840	5,243
3.875% 9/10/24	5,168	5,758
4.125% 12/15/26	5,070	5,926
4.5% 1/24/22	4,210	4,411
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	1,604	1,621
2.438% 2/5/26 (b)	2,666	2,804
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	5,800	5,923
2.19% 9/13/21	2,671	2,708
2.193% 2/25/25	7,140	7,520
3.455% 3/2/23	6,000	6,391
Regions Financial Corp.:
2.25% 5/18/25	3,093	3,273
3.8% 8/14/23	2,053	2,234
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	4,143	4,294
4.519% 6/25/24 (b)	6,878	7,498
5.125% 5/28/24	5,130	5,725
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	5,000	5,179
SVB Financial Group 3.125% 6/5/30	2,952	3,312
Synovus Bank 2.289% 2/10/23 (b)	1,645	1,666
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,692
Wells Fargo & Co.:
2.164% 2/11/26 (b)	8,510	8,910
2.188% 4/30/26 (b)	4,200	4,396
3.75% 1/24/24	5,350	5,811
4.3% 7/22/27	9,780	11,400
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,798	2,041
		311,599
Capital Markets - 3.2%
Credit Suisse AG 2.8% 4/8/22	2,774	2,866
Credit Suisse Group AG 4.207% 6/12/24 (a)(b)	10,000	10,840
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	4,820	4,878
3.15% 1/22/21	8,913	8,940
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	5,800	5,815
2.876% 10/31/22 (b)	6,196	6,332
3% 4/26/22	4,000	4,042
3.2% 2/23/23	10,500	11,116
Moody's Corp. 3.75% 3/24/25	2,476	2,782
Morgan Stanley:
2.188% 4/28/26 (b)	5,500	5,801
3.125% 1/23/23	5,609	5,926
3.737% 4/24/24 (b)	5,698	6,126
3.875% 1/27/26	4,600	5,259
4.875% 11/1/22	3,010	3,253
State Street Corp.:
2.825% 3/30/23 (b)	322	333
2.901% 3/30/26 (b)	303	329
UBS AG London Branch 1.75% 4/21/22 (a)	5,600	5,703
UBS Group AG 1.008% 7/30/24 (a)(b)	4,158	4,188
		94,529
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,988
3.5% 5/26/22	1,109	1,141
4.125% 7/3/23	2,092	2,218
6.5% 7/15/25	1,668	1,928
Ally Financial, Inc.:
1.45% 10/2/23	977	996
3.05% 6/5/23	4,300	4,534
4.25% 4/15/21	7,800	7,903
5.125% 9/30/24	6,301	7,227
Capital One Financial Corp.:
2.6% 5/11/23	3,538	3,709
3.2% 1/30/23	6,000	6,344
3.9% 1/29/24	4,480	4,911
Discover Financial Services:
3.85% 11/21/22	196	209
4.5% 1/30/26	2,428	2,789
5.2% 4/27/22	5,287	5,611
Ford Motor Credit Co. LLC:
3.336% 3/18/21	7,800	7,827
3.339% 3/28/22	2,657	2,674
4.14% 2/15/23	5,500	5,641
4.25% 9/20/22	4,080	4,181
Synchrony Financial:
2.85% 7/25/22	726	750
3.75% 8/15/21	4,450	4,523
4.25% 8/15/24	5,000	5,490
4.375% 3/19/24	6,708	7,371
		93,965
Diversified Financial Services - 0.8%
AIG Global Funding 0.8% 7/7/23 (a)	1,989	2,008
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	3,171
3.875% 8/15/22	9,128	9,493
4.125% 6/15/26	1,347	1,495
Equitable Holdings, Inc. 4.35% 4/20/28	5,800	6,858
		23,025
Insurance - 3.3%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,321
AIA Group Ltd.:
3.375% 4/7/30 (a)	3,479	3,895
3.9% 4/6/28 (a)	8,500	9,602
American International Group, Inc.:
2.5% 6/30/25	5,600	6,014
4.2% 4/1/28	7,000	8,341
4.875% 6/1/22	6,517	6,947
Aon PLC 3.875% 12/15/25	6,215	7,102
Empower Finance 2020 LP 1.357% 9/17/27 (a)	4,273	4,288
Five Corners Funding Trust II 2.85% 5/15/30 (a)	4,523	4,979
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,533
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	2,420	2,671
4.8% 7/15/21	4,925	5,010
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	8,037
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,673
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	3,161
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,760
Unum Group 4% 3/15/24	3,330	3,611
Willis Group North America, Inc. 4.5% 9/15/28	5,500	6,654
		97,599

TOTAL FINANCIALS		620,717

HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc. 2.3% 11/21/22	6,860	7,102
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	4,472
Health Care Providers & Services - 0.7%
Anthem, Inc. 3.35% 12/1/24	4,000	4,406
Centene Corp. 4.75% 1/15/25	2,115	2,180
Cigna Corp.:
3.75% 7/15/23	1,611	1,744
4.375% 10/15/28	8,024	9,642
UnitedHealth Group, Inc.:
2.75% 2/15/23	684	717
3.35% 7/15/22	1,155	1,212
		19,901
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co. 2.9% 7/26/24	6,730	7,272
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	501	514
5.272% 8/28/23 (b)	641	696
Mylan NV 4.55% 4/15/28	9,726	11,532
Viatris, Inc.:
1.65% 6/22/25 (a)	443	456
2.7% 6/22/30 (a)	449	476
		20,946

TOTAL HEALTH CARE		52,421

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,265
3.8% 10/7/24 (a)	2,162	2,408
BAE Systems PLC 3.4% 4/15/30 (a)	1,082	1,222
The Boeing Co.:
5.04% 5/1/27	4,200	4,811
5.15% 5/1/30	4,200	4,930
		19,636
Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,437	3,910
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,255
3.8% 4/19/23	2,800	2,835
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,031	3,386
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	4,384	3,871
		19,257
Building Products - 0.1%
Carrier Global Corp. 2.493% 2/15/27 (a)	3,761	4,012
Industrial Conglomerates - 0.2%
General Electric Co. 3.45% 5/1/27	669	737
Roper Technologies, Inc.:
1% 9/15/25	824	829
2% 6/30/30	5,730	5,887
		7,453
Machinery - 0.2%
Deere & Co. 2.75% 4/15/25	422	459
Otis Worldwide Corp. 2.056% 4/5/25	5,190	5,452
		5,911
Road & Rail - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,120	6,995
3.625% 5/1/22 (a)	787	799
3.95% 7/1/24 (a)	1,046	1,075
		8,869
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 7/1/22	3,000	3,078
3.375% 6/1/21	4,710	4,765
4.25% 2/1/24	2,956	3,180
		11,023

TOTAL INDUSTRIALS		76,161

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	1,056	1,139
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	3,000	3,319
		4,458
IT Services - 0.2%
The Western Union Co.:
2.85% 1/10/25	1,255	1,341
4.25% 6/9/23	5,500	5,954
		7,295
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc.:
2.497% 4/24/23	3,351	3,499
4.185% 2/15/27	6,550	7,563
		11,062

TOTAL INFORMATION TECHNOLOGY		22,815

MATERIALS - 0.9%
Chemicals - 0.6%
LYB International Finance II BV 3.5% 3/2/27	3,160	3,530
LYB International Finance III LLC 1.25% 10/1/25	4,910	4,954
The Mosaic Co.:
3.25% 11/15/22	1,917	2,004
4.25% 11/15/23	5,095	5,553
		16,041
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	9,831

TOTAL MATERIALS		25,872

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Boston Properties, Inc.:
3.2% 1/15/25	3,000	3,253
3.85% 2/1/23	3,900	4,149
Corporate Office Properties LP 5% 7/1/25	1,529	1,743
Duke Realty LP 3.625% 4/15/23	1,976	2,096
Federal Realty Investment Trust 3.95% 1/15/24	7,000	7,606
Healthpeak Properties, Inc. 4.25% 11/15/23	5,100	5,582
Hudson Pacific Properties LP 4.65% 4/1/29	3,861	4,456
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,294
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,286
4.5% 1/15/25	1,111	1,204
4.5% 4/1/27	3,298	3,635
4.95% 4/1/24	1,104	1,197
5.25% 1/15/26	3,160	3,531
Retail Properties America, Inc. 4% 3/15/25	2,399	2,409
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,403
4.25% 2/1/26	2,246	2,397
Ventas Realty LP:
2.65% 1/15/25	3,986	4,248
3% 1/15/30	2,083	2,214
3.125% 6/15/23	885	930
3.5% 4/15/24	2,379	2,589
4% 3/1/28	1,168	1,321
Welltower, Inc. 3.625% 3/15/24	2,553	2,777
WP Carey, Inc.:
3.85% 7/15/29	633	711
4.6% 4/1/24	5,173	5,733
		69,764
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,552
4.1% 10/1/24	377	397
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,217
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,819
		8,985

TOTAL REAL ESTATE		78,749

UTILITIES - 3.1%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	6,379
Duke Energy Corp. 1.8% 9/1/21	1,793	1,810
Edison International 2.95% 3/15/23	1,206	1,245
Eversource Energy 2.8% 5/1/23	4,679	4,906
FirstEnergy Corp.:
1.6% 1/15/26	578	562
2.05% 3/1/25	3,242	3,245
Florida Power & Light Co. 2.85% 4/1/25	1,499	1,633
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,333
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,889
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	3,900	4,226
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,474
Southern Co. 2.35% 7/1/21	7,954	8,035
Tampa Electric Co. 5.4% 5/15/21	1,635	1,672
Wisconsin Electric Power Co. 2.95% 9/15/21	768	779
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,737
		45,925
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 3% 11/15/29	5,500	6,066
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,340
		7,406
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 2.7% 6/15/21	806	814
The AES Corp.:
3.3% 7/15/25 (a)	4,074	4,444
3.95% 7/15/30 (a)	3,551	4,026
		9,284
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	6,808
3.7% 7/15/30 (a)	467	554
4.05% 4/15/25 (a)	5,500	6,244
Dominion Energy, Inc. 2.715% 8/15/21	4,237	4,302
NiSource, Inc.:
0.95% 8/15/25	2,404	2,403
2.95% 9/1/29	4,000	4,395
Sempra Energy 2.875% 10/1/22	1,677	1,735
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(c)	3,383	2,855
		29,296

TOTAL UTILITIES		91,911

TOTAL NONCONVERTIBLE BONDS
(Cost $1,232,498)		1,312,768

U.S. Government and Government Agency Obligations - 32.6%
U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes 0.25% 7/15/29	51,600	58,561
U.S. Treasury Obligations - 30.6%
U.S. Treasury Notes:
0.25% 7/31/25	$80,968	$80,639
0.5% 10/31/27	64,423	63,920
0.625% 11/30/27	46,586	46,601
0.875% 11/15/30 (d)	122,246	122,532
1.5% 1/31/27	41,127	43,575
2.125% 5/15/25 (e)	193,583	209,006
2.375% 8/15/24	128,222	138,274
3.125% 11/15/28	158,561	188,328

TOTAL U.S. TREASURY OBLIGATIONS		892,875

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $915,972)		951,436

U.S. Government Agency - Mortgage Securities - 2.5%
Fannie Mae - 2.3%
2.5% 10/1/31 to 1/1/33	7,082	7,496
3% 9/1/32 to 6/1/33	40,246	42,494
3.5% 9/1/34 to 10/1/34	10,845	11,726
4.5% 3/1/39 to 8/1/39	2,608	2,869
5.5% 11/1/34 to 6/1/36	1,933	2,226
6.5% 7/1/32 to 8/1/36	1,169	1,364
7% 8/1/25 to 2/1/32	5	6
7.5% 11/1/22 to 8/1/29	32	36

TOTAL FANNIE MAE		68,217

Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	3,209	3,697
7.5% 7/1/27 to 1/1/33	10	11

TOTAL FREDDIE MAC		3,708

Ginnie Mae - 0.1%
7% to 7% 1/15/28 to 11/15/32	970	1,120
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $70,287)		73,045

Asset-Backed Securities - 3.7%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$1,878	$1,765
Series 2019-2 Class A, 3.376% 10/16/39 (a)	2,797	2,642
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	13,000	13,404
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,343	1,254
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2743% 2/25/35 (b)(c)	752	736
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/39 (a)	2,685	2,512
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	729	732
Consumer Loan Underlying Bond Credit Trust Series 2019-P2 Class A, 2.47% 10/15/26 (a)	2,312	2,327
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	2,213	2,252
Series 2020-2 Class A3, 0.57% 10/23/23 (a)	3,587	3,596
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,115	2,146
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	7,636	8,021
Ford Credit Auto Owner Trust Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,156
GM Financial Automobile Leasing Trust Series 2019-2 Class A3, 2.67% 3/21/22	1,564	1,574
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,767	2,777
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,352	1,288
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,227
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,336	2,392
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	826	832
Series 2020-1A Class A, 2.24% 3/15/30 (a)	530	534
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,096	1,174
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,211	4,336
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 5.4001% 8/25/34 (b)(c)	186	175
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	5,425	5,425
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	3,590	3,585
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (b)(c)	78	78
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (b)(c)	605	605
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	1,915	1,942
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	2,523	2,341
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,861	3,038
1.884% 7/15/50 (a)	1,073	1,105
3.168% 4/9/47 (a)	6,190	6,258
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	2,220	2,245
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (b)(c)	145	133
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,213	2,116
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	3,111	2,953
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,315	2,471
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	4,402	4,634
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	580	595
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	1,687	1,723
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (a)(b)(c)	1,745	1,204
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	434	438
TOTAL ASSET-BACKED SECURITIES
(Cost $106,629)		108,741

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 1.1%
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	4,486	4,572
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	1,449	1,492
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	6,036	6,171
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(b)(c)	1,362	1,363
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(b)(c)	6,470	6,471
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	2,619	2,729
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	2,042	2,162
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	534	541
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	6,118	6,128
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	4	4

TOTAL PRIVATE SPONSOR		31,633

U.S. Government Agency - 1.5%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	6,717	7,048
Series 2019-33 Class N, 3% 3/25/48	14,513	15,211
Series 2013-16 Class GP, 3% 3/25/33	4,168	4,358
Series 2013-44 Class DJ, 1.85% 5/25/33	3,807	3,895
Series 2015-28 Class JE, 3% 5/25/45	4,602	4,891
Series 2016-19 Class AH, 3% 4/25/46	2,884	3,070
Series 2019-59 Class AB, 2.5% 10/25/39	4,298	4,475
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	547	604

TOTAL U.S. GOVERNMENT AGENCY		43,552

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $73,950)		75,185

Commercial Mortgage Securities - 10.2%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,776	1,772
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,514
Series 2019-B12 Class XA, 1.2035% 8/15/52 (b)(f)	25,504	1,654
Series 2019-B14 Class XA, 0.914% 12/15/62 (b)(f)	24,993	1,267
Series 2020-B17 Class XA, 1.5419% 3/15/53 (b)(f)	49,140	4,572
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(b)(c)	722	723
BX Commercial Mortgage Trust floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	3,089	3,085
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32(a)(b)(c)	2,215	2,219
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(b)(c)	3,690	3,680
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(c)	4,699	4,699
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,500	1,639
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (a)	6,301	6,378
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	1,328	1,319
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	4,238	4,054
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	4,134	4,435
Series 2016-GC37 Class AAB, 3.098% 4/10/49	1,000	1,060
Series 2017-P7 Class A2, 3.212% 4/14/50	3,400	3,470
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,507	1,547
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,717	4,784
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,601
Series 2013-CR13 Class AM, 4.449% 11/10/46	4,399	4,787
Series 2013-LC6 Class ASB, 2.478% 1/10/46	3,256	3,309
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	874	902
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,855
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,903
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,127	3,458
Freddie Mac:
sequential payer:
Series 2013-K026 Class A2, 2.51% 11/25/22	8,603	8,901
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	9,448
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,592
Series K057 Class A2, 2.57% 7/25/26	5,509	6,031
Series K058 Class A2, 2.653% 8/25/26	8,556	9,424
Series K061 Class A2, 3.347% 11/25/26	6,618	7,556
Series K065 Class A2, 3.243% 4/25/27	6,566	7,484
Series K064 Class A2, 3.224% 3/25/27	8,360	9,536
Series K068 Class A2, 3.244% 8/25/27	6,357	7,277
Series K734 Class A2, 3.208% 2/25/26	5,541	6,172
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	9,830
Class A3, 3.482% 1/10/45	3,142	3,196
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,331	1,404
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,245	8,381
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,794
Series 2013-GC13 Class A/S, 4.22% 7/10/46 (a)(b)	13,365	14,258
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,565
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	4,345	4,761
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,139
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(b)(c)	2,510	2,466
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,440	2,548
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,445
Series 2018-AON Class D, 4.767% 7/5/31 (a)(b)	5,354	5,504
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,311
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.2973% 8/15/46 (b)	1,650	1,768
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,850
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,330	3,489
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	4,009
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(b)	3,055	3,111
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1877% 12/15/50 (b)(f)	91,696	4,878
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,538
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	2,027	2,099
Series 2020-LAB Class X, 0.4294% 10/10/42 (a)(f)	91,771	3,479
Wells Fargo Commercial Mortgage Trust sequential payer Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,355	3,628
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,942	3,014
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,259
Series 2013-C11 Class ASB, 2.63% 3/15/45	3,896	3,977
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,618
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $288,640)		299,426

Municipal Securities - 0.2%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,610
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,964
TOTAL MUNICIPAL SECURITIES
(Cost $5,328)		5,574

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,597)	$3,615	$3,845

Bank Notes - 1.5%
BBVA U.S.A.:
2.875% 6/29/22	$9,407	$9,752
3.5% 6/11/21	2,603	2,639
CIT Bank NA 2.969% 9/27/25 (b)	6,740	7,014
Discover Bank:
3.2% 8/9/21	3,500	3,561
3.35% 2/6/23	7,000	7,402
RBS Citizens NA 2.65% 5/26/22	3,090	3,185
SunTrust Banks, Inc. 2.75% 5/1/23	4,300	4,536
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,961
TOTAL BANK NOTES
(Cost $42,271)		44,050
	Shares	Value (000s)

Fixed-Income Funds - 0.6%
Fidelity Specialized High Income Central Fund (g)
(Cost $15,735)	172,332	17,225

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.09% (h)	41,993,280	42,002
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	108,449,325	108,460
TOTAL MONEY MARKET FUNDS
(Cost $150,462)		150,462
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $2,905,369)		3,041,757
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(120,053)
NET ASSETS - 100%		$2,921,704

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	324	March 2021	$40,834	$53	$53

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,149,000 or 14.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $227,000.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11
Fidelity Securities Lending Cash Central Fund	10
Fidelity Specialized High Income Central Fund	331
Total	$352

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,900	$331	$--	$--	$(6)	$17,225	3.2%
Total	$16,900	$331	$--	$--	$(6)	$17,225

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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